UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: June 30, 2008

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	Arrow Investment Advisors, LLC
       Address: 2943 Olney-Sandy spring Road suite A
             	Olney, MD 20832


       Form 13F File Number: 28-13552

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Patrick Bassett
       Title:	Chief Compliance Officer
       Phone:	(301) 260-2934

       Signature, Place, and Date of Signing:

                Patrick Bassett         Olney, Maryland      June 4, 2009
                 [Signature]              [City, State]       [Date]

       Report Type (Check only one.):

       [] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       [X]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number Name

          28-12076           Dorsey Wright & Associates
          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	   0

       Form 13F Information Table Entry Total:	   53

       Form 13F Information Table Value Total:	$20,323
                                               (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name

                28-	               NONE

          [Repeat as necessary.]



           NameOfIssuer                 TitleOfClass        Cusip    MarketValue   SHRS_OR_PRN_AMT SH_PRN     Sole      Shared None
Applied Energetics, Inc.            Common Stock          03819M106     $25,360.50       15,950.00 SH         15,950.00   0.00 0.00
Air Transport Services Group        Common Stock          00922R105     $18,900.00       18,900.00 SH         18,900.00   0.00 0.00
Alexander & Baldwin, Inc.           Common Stock          014482103    $264,190.00        5,800.00 SH          5,800.00   0.00 0.00
BankUnited Financial Corp-A         Common Stock          06652B103     $12,576.00       13,100.00 SH         13,100.00   0.00 0.00
Syntax-Brillian Corp                Common Stock          87163L103     $16,276.00       31,300.00 SH         31,300.00   0.00 0.00
Conexant Systems, Inc.              Common Stock          207142308     $12,024.00       25,050.00 SH         25,050.00   0.00 0.00
ConocoPhillips                      Common Stock          20825C104    $282,226.10        2,990.00 SH          2,990.00   0.00 0.00
CytRx Corporation                   Common Stock          232828301     $18,005.00       27,700.00 SH         27,700.00   0.00 0.00
Deerfield Capital Corporation       Common Stock          244331104     $18,130.50       22,950.00 SH         22,950.00   0.00 0.00
Franklin Bank Corporation           Common Stock          352451108      $9,241.50       15,150.00 SH         15,150.00   0.00 0.00
General Electric Company            Common Stock          369604103    $224,196.00        8,400.00 SH          8,400.00   0.00 0.00
Intel Corporation                   Common Stock          458140100    $199,764.00        9,300.00 SH          9,300.00   0.00 0.00
Jamba, Inc                          Common Stock          47023A101     $23,125.00       12,500.00 SH         12,500.00   0.00 0.00
Kirby Corp                          Common Stock          497266106    $316,800.00        6,600.00 SH          6,600.00   0.00 0.00
Magna Entertainment Corp            Common Stock          559211107      $7,168.00       12,800.00 SH         12,800.00   0.00 0.00
MoneyGram International, Inc        Common Stock          60935Y109     $22,402.50       21,750.00 SH         21,750.00   0.00 0.00
Nova Biosource Fuels Inc            Common Stock          65488W103     $19,698.00       29,400.00 SH         29,400.00   0.00 0.00
NexCen Brands, Inc.                 Common Stock          653351106     $14,478.59       25,850.00 SH         25,850.00   0.00 0.00
On2.Com, Inc. (New)                 Common Stock          68338A107     $21,380.50       35,050.00 SH         35,050.00   0.00 0.00
Openwave Systems, Inc.              Common Stock          683718308     $26,373.00       17,700.00 SH         17,700.00   0.00 0.00
PFF Bancorp Inc                     Common Stock          69331W104     $11,556.00       10,700.00 SH         10,700.00   0.00 0.00
Pfizer Incorporated                 Common Stock          717081103    $276,375.40       15,820.00 SH         15,820.00   0.00 0.00
Philip Morris International         Common Stock          718172109    $202,499.00        4,100.00 SH          4,100.00   0.00 0.00
RAM Holdings Ltd.                   Common Stock          G7368R104     $12,400.00       12,400.00 SH         12,400.00   0.00 0.00
Spanish Broadcasting Sys., Inc      Common Stock          846425882     $21,603.00       18,950.00 SH         18,950.00   0.00 0.00
Class A
Security Capital Assurance Ltd      Common Stock          G8018D107      $8,559.35       29,515.00 SH         29,515.00   0.00 0.00
Select Comfort Corp.                Common Stock          81616X103     $19,516.00       11,900.00 SH         11,900.00   0.00 0.00
Santarus Inc.                       Common Stock          802817304     $22,713.00       11,300.00 SH         11,300.00   0.00 0.00
Supergen Inc                        Common Stock          868059106     $24,805.00       12,100.00 SH         12,100.00   0.00 0.00
Tarragon Corp                       Common Stock          876287103     $18,200.00       10,400.00 SH         10,400.00   0.00 0.00
Tiens Biotech Group USA Inc         Common Stock          88650T104     $24,548.00       16,150.00 SH         16,150.00   0.00 0.00
Telik, Inc.                         Common Stock          87959M109     $18,936.50       15,650.00 SH         15,650.00   0.00 0.00
Thornburg Mortgage                  Common Stock          885218107     $19,018.30       94,150.00 SH         94,150.00   0.00 0.00
Veraz Networks Inc                  Common Stock          923359103     $20,315.00       11,950.00 SH         11,950.00   0.00 0.00
Verenium Corp                       Common Stock          92340P100     $25,862.00       13,400.00 SH         13,400.00   0.00 0.00
WCI Communities Inc                 Common Stock          92923C104     $18,125.00       12,500.00 SH         12,500.00   0.00 0.00
Wal Mart Stores, Inc.               Common Stock          931142103    $311,348.00        5,540.00 SH          5,540.00   0.00 0.00
W.P. Stewart & CO LTD               Common Stock          G84922106     $20,064.00       13,200.00 SH         13,200.00   0.00 0.00
ExpressJet Holdings Inc.            Common Stock          30218U108     $22,627.50       21,550.00 SH         21,550.00   0.00 0.00
XL Capital Ltd.  Class A            Common Stock          G98255105     $24,672.00        1,200.00 SH          1,200.00   0.00 0.00
Xilinx Incorporated                 Common Stock          983919101     $27,775.00        1,100.00 SH          1,100.00   0.00 0.00
Exxon Mobil Corporation             Common Stock          30231G102    $419,498.80        4,760.00 SH          4,760.00   0.00 0.00
Revlon Inc-Cl A                     Common Stock          761525609     $17,382.50       20,450.00 SH         20,450.00   0.00 0.00
Powershares  DB Commodity Index     ETP                   73935S105  $1,428,482.00       31,900.00 SH         31,900.00   0.00 0.00
PowerShares DB G10 Curr Harv        ETP                   73935Y102    $864,640.00       32,000.00 SH         32,000.00   0.00 0.00
iShares  JP Morgan EM Bond Fund     ETP                   464288281    $168,249.00        1,700.00 SH          1,700.00   0.00 0.00
iShares  IBoxx$ Invest Grade Corp.  ETP                   464287242    $831,480.00        8,200.00 SH          8,200.00   0.00 0.00
Bond
iShares  S&P National Municipal     ETP                   464288414    $298,470.00        3,000.00 SH          3,000.00   0.00 0.00
Bond Fd
SPDR  DB International Gov          ETP                   78464A490    $944,260.00       15,500.00 SH         15,500.00   0.00 0.00
Inflation
Centerline Holdings Company         Ltd Part              15188T108     $21,292.50       12,750.00 SH         12,750.00   0.00 0.00
Alesco Financial, Inc.              REIT                  014485106     $25,500.00       12,750.00 SH         12,750.00   0.00 0.00
Impac Mortgage Holdings Inc         REIT                  45254P102     $23,816.00       22,900.00 SH         22,900.00   0.00 0.00
Goldman Sachs  Flt % Due 7/2/2009   Swap-Custom Equity    EN78FDREC $12,576,995.62   12,576,995.62 SH     12,576,995.62   0.00 0.00
Mo-1                                Basket